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                              MATTHEWS INTERNATIONAL FUNDS

                               Matthews Pacific Tiger Fund
                                   Matthews Korea Fund
                           Matthews Dragon Century China Fund

                                     Class A Shares

                           Supplement dated December 11, 1998
                          to Prospectus dated December 31, 1997

At a meeting held on October 8, 1998, shareholders of Matthews International Funds approved new investment advisory agreements (the "New Agreements") with Matthews International Capital Management, LLC (the "Advisor") to take effect upon the purchase by Hambrecht 1980 Revocable Trust ("Hambrecht") of additional ownership interest in the Advisor.

On December 4, 1998 Hambrecht made an additional investment in the Advisor (the "Second Purchase"), which brought Hambrecht's total interest in the Advisor to more than 25%. Consumation of this Second Purchase has resulted in the termination of the existing investment advisory agreements with the Advisor under the Investment Company Act of 1940, as amended, and the implementation of the New Agreements with the Advisor. There are no changes in the fees payable by each Fund to the Advisor. The New Agreements will continue in effect for a period of two years and thereafter from year to year, only if such continuation is specifically approved at least annually by the Fund's Board of Trustees.






                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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                              MATTHEWS INTERNATIONAL FUNDS

                               Matthews Pacific Tiger Fund
                       Matthews Asian Convertible Securities Fund
                                   Matthews Korea Fund
                           Matthews Dragon Century China Fund

                                     Class I Shares

                           Supplement dated December 11, 1998
                          to Prospectus dated December 31, 1997

At a meeting held on October 8, 1998, shareholders of Matthews International Funds approved new investment advisory agreements (the "New Agreements") with Matthews International Capital Management, LLC (the "Advisor") to take effect upon the purchase by Hambrecht 1980 Revocable Trust ("Hambrecht") of additional ownership interest in the Advisor.

On December 4, 1998 Hambrecht made an additional investment in the Advisor (the "Second Purchase"), which brought Hambrecht's total interest in the Advisor to more than 25%. Consumation of this Second Purchase has resulted in the termination of the existing investment advisory agreements with the Advisor under the Investment Company Act of 1940, as amended, and the implementation of the New Agreements with the Advisor. There are no changes in the fees payable by each Fund to the Advisor. The New Agreements will continue in effect for a period of two years and thereafter from year to year, only if such continuation is specifically approved at least annually by the Fund's Board of Trustees.



                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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